Available Other Borrowings	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Available Other Borrowings
(7)	Available Other Borrowings

At December 31, 2014 and 2013, based on available collateral and the Company’s ownership of FHLB stock, the Company had access to Federal Home Loan Bank advances of up to $37.9 and $35.6 million, respectively. At December 31, 2014 and 2013, the Company also has lines of credit at two financial institutions that would allow the Company to borrow up to $8.7 million and $6.0 million, respectively. Neither credit line was drawn upon at December 31, 2014.